EQUITY (Details Textual) (USD $)	12 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 25, 2014	Feb. 28, 2015	Oct. 03, 2014	Sep. 19, 2014	Sep. 22, 2014	Apr. 22, 2014	Jun. 11, 2014
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized	100,000,000	300,000,000
Proceeds from Issuance of Common Stock	$ 11,224,000	$ 17,340,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.22	$ 1.99
Share-based Compensation, Total	625,000	796,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total	600,000	1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	830,000	846,000
Stock Issued During Period, Shares, New Issues	100,000
Prepaid Expense and Other Assets, Current	411,000	49,000
Prepaid Expense	346,000
Stock Issued During Period, Shares, Other	33,142
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years
$1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value	1,000,000
$15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value	15,000,000
$1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Payments of Stock Issuance Costs			20,000
Proceeds from Issuance of Common Stock			1,311,500
$1,331,500 Purchase Agreement [Member] | Affiliated Entity [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share			$ 1.37
Sale of Stock, Number of Shares Issued in Transaction			245,984
Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Consideration Received on Transaction	145,000
Employees [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total	305,000	421,000
Non Employees [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation, Total	320,000	375,000
Common Stock [Member] | Subsequent Event [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				24,619
Lincoln Park Capital Fund LLC [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues					175,000	175,000
Sale of Stock, Price Per Share						$ 1.98
Prepaid Expense and Other Assets, Current						346,000
Common Stock Shares Purchase Percentage						200.00%
Common Stock Shares Trading Volume Percentage						30.00%
Sale of Stock, Number of Shares Issued in Transaction					4,782,906
Sale of Stock, Consideration Received Per Transaction	15,000,000				15,000,000	15,000,000
Prepaid Expense	294,000
Increase (Decrease) in Prepaid Expense	52,000
Lincoln Park Capital Fund LLC [Member] | $1M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value							1,000,000
Lincoln Park Capital Fund LLC [Member] | $15M Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Purchase Agreement Value						15,000,000
Lincoln Park Capital Fund LLC [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			1,331,500
Lincoln Park Capital Fund LLC [Member] | Weighted Average [Member]
Class of Warrant or Right [Line Items]
Common Stock Shares Trading Volume Percentage						95.00%
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Shares Issued, Price Per Share			$ 1.25			$ 1.50
Stock Issued During Period, Shares, New Issues			500,000			100,000	500,000
Sale of Stock, Price Per Share							$ 2.00
Sale of Stock, Consideration Received on Transaction							961,000
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share						$ 1.50
Lincoln Park Capital Fund LLC [Member] | Common Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, New Issues						1,000,000
Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share						$ 2.00
Lincoln Park Capital Fund LLC [Member] | Common Stock One [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues						150,000
Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share						$ 2.50
Lincoln Park Capital Fund LLC [Member] | Common Stock Two [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues						200,000
Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share						$ 3.00
Lincoln Park Capital Fund LLC [Member] | Common Stock Three [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues						250,000
Roth Capital Partners, LLC [Member] | Equity Distribution Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			10,000,000
Sale of Stock, Consideration Received Per Transaction		1,000,000
Investor [Member] | $1,331,500 Purchase Agreement [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share			$ 1.25
Sale of Stock, Number of Shares Issued in Transaction			295,600
IPO [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, New Issues								5,265,000
Sale of Stock, Price Per Share								$ 1.90
Proceeds from Issuance Initial Public Offering								$ 8,816,000
IPO [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized									100,000,000
IPO [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Common Stock, Shares Authorized									300,000,000